RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In September 2024, the Company concluded that for shares issued pursuant to the Exchange Exemption in Rule 3(a)(9), the company historically valued these shares at the same price as an ongoing capital raise pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act. In retrospect this approximation of Fair value based on the recommendations with ASC 820 - Fair Value Measurement, was not concluded to be precise enough, and that we would need to define a more precise value based on market price at the time of issuance. In accordance with the guidance of ASC 820 concerning for Lack of Registration Premium, shares that are restricted for six months under SEC Rule 144 generally see a 20%–30% discount on market price. The Company has opted for a 25% discount to the market price at the date of issuance based on the Company’s elevated volatility, and to the illiquidity of the high number of shares issued in these transactions.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the quarter ended September 30, 2023 and for the year ended December 31, 2023 (the “Affected Periods”) should be restated because of a misapplication in the guidance around the valuation for certain of our outstanding shares of Common Stock (the “Shares”) and should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no net impact on net cash flows from operating, investing or financing activities.

Balance Sheet	As of December 31, 2023
	As Previously Reported	Restatement Adjustment	As Restated
Assets
Adjustments		1744	1744
Total assets	$137,638	$1,744	$139,382
Liabilities
Adjustments		(5,262)	(5,262)
Total liabilities	3,249,500	(5,262)	3,244,238
Stockholders’ equity
Preferred stock, $0.001 par value	—	—	—
Adjustments		(1,000)	(1,000)
Common stock, $0.001 par value	145,642	(1,000)	144,642
Adjustments		(209,731)	(209,731)
Additional paid-in capital	12,920,984	209,731	13,130,715
Non-controlling interest	(680,886)	—	(680,886)
Accumulated deficit	(15,497,602)	(201,725)	(15,699,327)
Total stockholders’ equity	(3,111,862)	7,006	(3,104,856)
Total liabilities and stockholders’ equity	$137,638	$1,744	$139,382

Statement of Operations	As of September 30, 2023
	As Previously Reported	Restatement Adjustment	As Restated
Adjustment from Operations		3,460	3,460
Loss from operations	$(2,793,386)	$3,460	$(2,789,927)
Loss of issuance		(212,458)	(212,458)
Total other (expense) income	(508,541)	(212,458)	(720,999)
Net loss	$(3,301,927)	$(208,999)	$(3,510,926)
Net loss attributable to the non-controlling interest	68,435	—	68,435
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	(3,233,492)	(208,999)	(3,442,491)

Loss per Common share, basic and diluted	(0.02)	(0.01)	(0.03)

Weighted average number of Common shares out-standing, basic and diluted	129,441,332	—	129,441,332

Statement of Cash Flows	As of September 30, 2023
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(3,301,927)	$(208,999)	$(3,510,926)
Adjustments		(3,460)	(3,460)
Adjustment to reconcile net loss to net cash used in operating activities	—	(212,458)	(212,458)
Net cash used in operating activities	(682,749)	—	(682,749)
Net cash used in investing activities	(37,740)	—	(37,740)
Net cash provided by financing activities	505,361	—	505,361
Net change in cash	$(215,128)	$—	$(215,128)

The impact to the balance sheet dated September 30, 2023, filed on Form 10-Q on November 3, 2023, the valuation of for shares issued pursuant to the Exchange Exemption in Rule 3(a)(9), resulted in a $212,458 increase to the Loss of issuance line item on September 30, 2023 and offsetting to the Additional Paid in Capital (“APIC”). There is no change to total stockholders’ equity at any reported balance sheet date

Note 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In September 2024, the Company concluded that for shares issued pursuant to the Exchange Exemption in Rule 3(a)(9), the company historically valued these shares at the same price as an ongoing capital raise pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act. In retrospect this approximation of Fair value based on the recommendations with ASC 820 - Fair Value Measurement, was not concluded to be precise enough, and that we would need to define a more precise value based on market price at the time of issuance. In accordance with the guidance of ASC 820 concerning for Lack of Registration Premium, shares that are restricted for six months under SEC Rule 144 generally see a 20%–30% discount on market price. The Company has opted for a 25% discount to the market price at the date of issuance based on the Company’s elevated volatility, and to the illiquidity of the high number of shares issued in these transactions.

The Company also concluded that for shares issued pursuant to the Exchange Exemption in Rule 701, the company historically valued these shares at the weighted average market price for the period the benefit was earned. In retrospect this approximation of Fair value based on the recommendations with ASC 820 - Fair Value Measurement, was not concluded to be precise enough, and that we would need to define a more precise value based on market price at the time of issuance. In accordance with the guidance of ASC 820 the shares will be valued at the market price of the day closest to the date of awarded grant.

Finally, the Company discovered some timing issues, where the accruals had not been sufficiently allocated, or had been allocated to the incorrect accounting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the years ended December 31, 2023, and 2022 (the “Affected Periods”) should be restated because of a misapplication in the guidance around the valuation for certain of our outstanding shares of Common Stock (the “Shares”) and should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no net impact on net cash flows from operating, investing or financing activities.

Balance Sheet	As of December 31, 2023			As of December 31, 2022
	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement/ Adjustment	As Restated
Assets
Adjustment to Intangibles	$—	$1,744	$1,744	$—	$—	$—
Total assets	137,638	1,744	139,382	370,936	—	370,936
Liabilities
Adjustments to accounts payable		(6,369)	(6,369)		4,429	4,429
Adjustments to unissued shares		11,631	11,631
Total liabilities	3,249,500	(5,262)	3,244,238	3,663,482	4,429	3,667,911
Stockholders’ equity
Preferred stock, $0.001 par value	—	—	—	—	—	—
Adjustment to Common Stock		(1,000)	(1,000)		94	94
Common stock, $0.001 par value	145,642	(1,000)	144,642	123,252	94	123,346
Adjustment to APIC		164,731	164,731		4,679	4,679
Additional paid-in capital	12,920,984	164,731	13,085,715	8,392,430	4,679	8,397,109
Non-controlling interest	(680,886)	—	(680,886)	(590,628)	—	(590,628)
Accumulated deficit	(15,497,602)	(201,725)	(15,699,327)	(11,217,600)	(9,202)	(11,226,802)
Total stockholders’ equity	(3,111,862)	7,006	(3,104,856)	(3,292,546)	(4,429)	(3,296,975)
Total liabilities and stockholders’ equity	$137,638	$1,744	$139,382	$370,936	$—	$370,936

Statement of Operations	As of December 31, 2023			As of December 31, 2022
	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement/ Adjustment	As Restated
Adjustment to R&D					(300,000)	(300,000)
Adjustment to GNA		19,935	19,935		(9,202)	(9,202)
Loss from operations	(3,820,147)	19,935	(3,800,212)	(2,134,112)	(309,202)	(2,436,541)
Adjustment to other income	—	—	—	—	300,000	300,000
Loss of issuance	—	(212,458)	(212,458)	—	—	—
Total other income (expense)	(550,113)	(212,458)	(762,571)	(523,192)	300,000	(229,965)
Net loss	$(4,370,260)	$(192,523)	$(4,562,783)	$(2,657,304)	$(9,202)	$(2,666,506)
Net loss attributable to the non-controlling interest	90,258	—	90,258	193,372	—	193,372
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	(4,280,002)	(192,523)	(4,472,525)	(2,463,932)	(9,202)	(2,473,134)

Loss per Common share, basic and diluted	(0.03)	—	(0.03)	(0.02)	—	(0.02)
Adjustment of average number of Common shares out-standing		(251,473)	(251,473)		(2,427,075)	(2,427,075)
Weighted average number of Common shares out-standing, basic and diluted	134,224,825	(251,473)	133,973,352	115,139,380	(2,427,075)	112,712,305

Statement of Cash Flows	As of December 31, 2023			As of December 31, 2022
	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement/ Adjustment	As Restated
Net loss	$(4,370,260)	$(192,523)	$(4,562,783)	$(2,657,304)	$(9,202)	$(2,666,506)
Adjustment to reconcile net loss to net cash used in operating activities	—	192,523	192,523	—	7,202	7,202
Net cash used in operating activities	(775,375)	—	(775,375)	(1,805,670)	2,000	(1,803,670)
Net cash used in investing activities	(44,301)	—	(44,301)	(32,247)	—	(32,247)
Adjustment in cash investment					(2,000)	(2,000)
Net cash provided by financing activities	550,361	—	550,361	2,060,960	(2,000)	2,058,960
Net change in cash	$(269,315)	$—	$(269,315)	$223,043	$—	$223,043

The impact to the balance sheet dated December 31, 2023, and 2022, filed on Form 10-K on March 22, 2024, and on March 31, 2023, the valuation of for shares issued pursuant to the Exchange Exemption in Rule 3(a)(9), resulted in a $212,458 increase to the Loss of issuance line item on December 31, 2023, and offsetting to the Additional Paid in Capital (“APIC”). The adjustment had no impact to total stockholders’ equity at any reported balance sheet date.

The impact to the balance sheet dated December 31, 2023, filed on Form 10-K on March 22, 2024, the valuation of for shares issued pursuant to the Exchange Exemption in Rule 701, resulted in a $19,935 reduction to the Compensation Expense line item on December 31, 2023, and offsetting to the Additional Paid in Capital (“APIC”). The adjustment had no impact to total stockholders’ equity at any reported balance sheet date.

In 2022 the amount of $300,000 R&D expense was reclassified to other income. The transaction had no impact to the Net Result dated December 31, 2022, filed on Form 10-K on March 22, 2024, and on March 31, 2023.

A private placement of $30,000 was incorrectly booked as stock subscription on December 31, 2022, rather than issued shares the adjustment increasing the stock count at December 31, 2022, with 93,750 shares. At December 31, 2023, the stock count was reduced with 1,000,000 shares for shares that was to be returned to treasury. The Weighted average number of Common shares out-standing, basic and diluted was on December 31, 2022, reduced with 251,473 shares and on December 31, 2023, reduced with 2,427,075 shares.

Incorrectly warrants forfeiture and issuance fees were classified at operational income/expense reducing the result with $4,773 at December 31, 2022, and was offset to the Additional Paid in Capital (“APIC”). Other inconsistencies were insufficient accruals for IP and offset against liabilities for an amount of $1,744 for the year ended December 31, 2023, and a timing issue with paid salaries and payroll taxes, as well as insufficient allocation to accruals for legal services reduced the result with ($4,429) for the year ended December 31, 2022, and with ($5,262) for the year ended on December 31, 2023.